Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our Compensation Committee administers the Equity Grant Policy, which provides the following:
•The grant date of equity awards occurs on or after the date on which the applicable award is approved, which, to the extent reasonably practicable, is the 10th day of each month or the immediately following business day.
•New hire grants made by the Management Designees to employees vest over four years from the employee’s start date. RSUs vest quarterly and options vest monthly, subject to a one-year cliff from the employee’s start date.
•Annual grants made by the Management Designees to employees vest over four years from the grant date. RSUs vest quarterly and options vest monthly, subject to a one-year cliff from the employee’s start date if the annual grant occurred prior to the one-year anniversary of such employee’s start date.
•Grants made by the Management Designees to consultants vest over two years from the grant date. RSUs vest quarterly, subject to a discretionary cliff that may be applied as determined by the Management Designees. The Management Designees may deviate from the foregoing suggested vesting schedule on a case-by-case basis.
•The number of shares of our Class A common stock subject to options is determined by dividing the dollar-denominated value of the applicable option by the per share Black-Scholes valuation as of the applicable grant date, utilizing the same assumptions that the Company uses in preparation of its financial statements.
•The number of shares of our Class A common stock subject to RSUs is determined by dividing the dollar-denominated value of the applicable RSU award by the average closing price of our Class A common stock over the 20-trading day period ending on (and including) the applicable grant date.
In addition, pursuant to the Equity Grant Policy, option awards may not be granted four days before or one day after the filing of any Form 10-Q, 10-K or an 8-K with material non-public information. We do not grant equity awards in anticipation of the release of material non-public information, and we do not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation. During fiscal year 2024, the Company did not grant any stock options, SARs or any similar awards with “option-like” features to the NEOs.

Award Timing Method	The grant date of equity awards occurs on or after the date on which the applicable award is approved, which, to the extent reasonably practicable, is the 10th day of each month or the immediately following business day.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material non-public information
MNPI Disclosure Timed for Compensation Value	false